Schedule III Real Estate and Accumulated Depreciation (Parenthetical) (Details) (USD $)	12 Months Ended
Dec. 31, 2012
Real Estate and Accumulated Depreciation [Line Items]
Aggregate cost basis for federal income tax purposes	$ 3,800,000
FNMA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Secured credit facilities, outstanding amount	584,800,000
Variable interest rate (percent)	0.80%
Freddie Mac [Member]
Real Estate and Accumulated Depreciation [Line Items]
Secured credit facilities, amount available	200,000,000
Secured credit facilities, outstanding amount	198,200,000
Encumbrance 1 [Member] | FNMA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	691,800,000.0
Secured credit facilities, amount available	495,800,000
Secured credit facilities, outstanding amount	495,800,000
Variable interest rate (percent)	1.22%
Encumbrance 1 [Member] | FNMA [Member] | Interest Rate Swap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Number of Interest rate derivatives held (contracts)	9
Notional amounts of interest rate contracts	275,000,000
Variable rate borrowings after interest rate swaps (percent)	5.45%
Encumbrance 1 [Member] | FNMA [Member] | Interest Rate Cap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Number of Interest rate derivatives held (contracts)	6
Notional amounts of interest rate contracts	165,000,000
Derivative cap interest rate (percent)	4.58%
Encumbrance 2 [Member] | FNMA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	83,200,000.0
Secured credit facilities, amount available	0
Secured credit facilities, outstanding amount	0
Variable interest rate (percent)	0.00%
Encumbrance 3 [Member] | Bonds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Amount of bond used as encumbrance	6,800,000.0
Encumbrance 3 [Member] | Bonds [Member] | Interest Rate Cap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Notional amounts of interest rate contracts	6,800,000
Derivative cap interest rate (percent)	6.00%
Derivative termination date	Oct. 24, 2012
Encumbrance 4 [Member] | Freddie Mac [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	200,000,000
Secured credit facilities, amount available	198,200,000
Secured credit facilities, outstanding amount	198,200,000
Variable interest rate (percent)	0.72%
Encumbrance 4 [Member] | Freddie Mac [Member] | Interest Rate Swap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Number of Interest rate derivatives held (contracts)	8
Notional amounts of interest rate contracts	134,000,000
Variable rate borrowings after interest rate swaps (percent)	5.51%
Encumbrance 4 [Member] | Freddie Mac [Member] | Interest Rate Cap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Notional amounts of interest rate contracts	15,000,000
Derivative cap interest rate (percent)	5.00%
Encumbrance 5 [Member] | Fixed Rate Debt [Member] | Loan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Amount of bond used as encumbrance	128,000,000
Notional amounts of interest rate contracts	128,000,000
Derivative cap interest rate (percent)	5.08%
Derivative termination date	Jun. 10, 2021
Encumbrance 6 [Member] | Bonds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Amount of bond used as encumbrance	8,400,000.0
Encumbrance 6 [Member] | Bonds [Member] | Interest Rate Cap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Notional amounts of interest rate contracts	8,400,000
Derivative cap interest rate (percent)	4.50%
Derivative termination date	Mar. 01, 2014
Encumbrance 7 [Member] | Bonds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Amount of bond used as encumbrance	7,000,000.0
Encumbrance 7 [Member] | Bonds [Member] | Interest Rate Swap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Notional amounts of interest rate contracts	7,000,000.0
Variable rate borrowings after interest rate swaps (percent)	6.00%
Derivative termination date	Oct. 15, 2017
Encumbrance 8 [Member] | Bonds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Amount of bond used as encumbrance	5,900,000.0
Encumbrance 8 [Member] | Bonds [Member] | Interest Rate Cap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Notional amounts of interest rate contracts	5,900,000
Derivative cap interest rate (percent)	6.00%
Derivative termination date	Oct. 31, 2017
Encumbrance 9 [Member] | Bonds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Amount of bond used as encumbrance	7,700,000.0
Encumbrance 9 [Member] | Bonds [Member] | Interest Rate Cap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Notional amounts of interest rate contracts	7,700,000.0
Derivative cap interest rate (percent)	6.00%
Derivative termination date	Oct. 31, 2017
Encumbrance 10 [Member] | Bonds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Amount of bond used as encumbrance	3,400,000.0
Encumbrance 10 [Member] | Bonds [Member] | Interest Rate Cap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Notional amounts of interest rate contracts	3,400,000.0
Derivative cap interest rate (percent)	6.00%
Derivative termination date	Oct. 31, 2017
Encumbrance 11 [Member] | Bonds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Amount of bond used as encumbrance	10,800,000.0
Encumbrance 11 [Member] | Bonds [Member] | Interest Rate Swap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Notional amounts of interest rate contracts	10,800,000.0
Variable rate borrowings after interest rate swaps (percent)	6.00%
Derivative termination date	Oct. 15, 2017
Encumbrance 12 [Member] | Bonds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Amount of bond used as encumbrance	3,500,000.0
Encumbrance 12 [Member] | Variable Rate Debt 1 [Member] | Bonds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Amount of bond used as encumbrance	500,000.0
Variable interest rate (percent)	1.128%
Encumbrance 12 [Member] | Variable Rate Debt 2 [Member] | Bonds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Amount of bond used as encumbrance	3,000,000.0
Variable interest rate (percent)	0.908%
Encumbrance 12 [Member] | Variable Rate Debt 2 [Member] | Bonds [Member] | Interest Rate Cap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Notional amounts of interest rate contracts	3,000,000.0
Derivative cap interest rate (percent)	6.00%
Derivative termination date	May 31, 2013
Encumbrance 13 [Member] | Bonds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Amount of bond used as encumbrance	5,500,000.0
Encumbrance 13 [Member] | Variable Rate Debt 1 [Member] | Bonds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Amount of bond used as encumbrance	500,000.0
Variable interest rate (percent)	1.128%
Encumbrance 13 [Member] | Variable Rate Debt 2 [Member] | Bonds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Amount of bond used as encumbrance	5,000,000
Variable interest rate (percent)	0.908%
Encumbrance 13 [Member] | Variable Rate Debt 2 [Member] | Bonds [Member] | Interest Rate Cap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Notional amounts of interest rate contracts	5,000,000.0
Derivative cap interest rate (percent)	6.00%
Derivative termination date	May 31, 2013
Encumbrance 14 [Member] | Bonds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Amount of bond used as encumbrance	6,600,000.0
Encumbrance 14 [Member] | Bonds [Member] | Interest Rate Cap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Notional amounts of interest rate contracts	6,600,000.0
Derivative cap interest rate (percent)	6.00%
Derivative termination date	Nov. 15, 2016
Encumbrance 15 [Member] | Bonds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Amount of bond used as encumbrance	4,100,000.0
Encumbrance 15 [Member] | Bonds [Member] | Interest Rate Cap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Notional amounts of interest rate contracts	4,100,000.0
Variable interest rate (percent)	6.00%
Derivative termination date	Nov. 15, 2016
Encumbrance 16 [Member] | Bonds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Amount of bond used as encumbrance	3,600,000.0
Encumbrance 16 [Member] | Bonds [Member] | Interest Rate Cap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Amount of bond used as encumbrance	3,600,000.0
Variable interest rate (percent)	6.00%
Derivative termination date	Nov. 15, 2016
Encumbrance 17 [Member] | Bonds [Member]
Real Estate and Accumulated Depreciation [Line Items]
Amount of bond used as encumbrance	13,200,000.0
Encumbrance 17 [Member] | Bonds [Member] | Interest Rate Cap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Notional amounts of interest rate contracts	13,200,000.0
Derivative cap interest rate (percent)	4.50%
Derivative termination date	Mar. 01, 2014
Encumbrance 18 [Member] | FNMA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Secured credit facilities, amount available	17,900,000.0
Variable interest rate (percent)	0.84%
Derivative termination date	Mar. 01, 2014
Encumbrance 21 [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	5,100,000.0
Encumbrance 21 [Member] | FNMA [Member] | Interest Rate Cap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Notional amounts of interest rate contracts	5,100,000.0
Derivative cap interest rate (percent)	4.50%
Derivative termination date	Mar. 01, 2014
Land improvements and buildings [Member]
Real Estate and Accumulated Depreciation [Line Items]
Estimated useful lives, minimum	8
Maximum estimated useful lives	40
Furniture, fixtures and equipment [Member]
Real Estate and Accumulated Depreciation [Line Items]
Estimated useful lives	5
Real Estate Leases [Member]
Real Estate and Accumulated Depreciation [Line Items]
Estimated useful lives	6
Interest Rate Cap 1 [Member] | Encumbrance 18 [Member] | FNMA [Member] | Interest Rate Cap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Notional amounts of interest rate contracts	11,700,000.0
Derivative cap interest rate (percent)	5.00%
Derivative termination date	Mar. 01, 2014
Interest Rate Cap 2 [Member] | Encumbrance 18 [Member] | FNMA [Member] | Interest Rate Cap [Member]
Real Estate and Accumulated Depreciation [Line Items]
Notional amounts of interest rate contracts	$ 6,200,000.0
Derivative cap interest rate (percent)	4.50%
Derivative termination date	Mar. 01, 2014